CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Net revenues:
A related party	¥ 2,889,441	$ 442,826	¥ 2,112,170	¥ 1,311,852
Third parties	2,936,183	449,990	2,535,343	1,249,377
Total net revenues	5,825,624	892,816	4,647,513	2,561,229
Cost of revenues (including RMB14,733, RMB48,424 and RMB454,432 with related parties for the years ended December 31, 2018, 2019 and 2020, respectively)	(4,742,668)	(726,846)	(3,565,109)	(1,843,432)
Gross profit	1,082,956	165,970	1,082,404	717,797
Operating expenses:
Research and development expenses (including nil, RMB657 and RMB1,915 with a related party for the years ended December 31, 2018, 2019 and 2020, respectively)	(265,680)	(40,717)	(204,942)	(124,230)
Selling and marketing expenses (including RMB24,598, RMB81,851 and RMB97,223 with related parties for the years ended December 31, 2018, 2019 and 2020, respectively)	(597,176)	(91,521)	(529,212)	(379,554)
General and administrative expenses	(68,914)	(10,562)	(73,061)	(135,532)
Total operating expenses	(931,770)	(142,800)	(807,215)	(639,316)
Other income, net	32,795	5,026	35,880	1,829
Income from operations	183,981	28,196	311,069	80,310
Interest income and short-term investment income, net (including net interest expense of RMB333, nil and nil with related parties for the years ended December 31, 2018, 2019 and 2020, respectively)	31,968	4,899	26,109	8,846
Other non-operating income	1,818	279	1,842	255
Income before income tax expenses	217,767	33,374	339,020	89,411
Income tax expenses	(43,321)	(6,639)	(45,190)	(24,061)
Net income	174,446	26,735	293,830	65,350
Less: Net (loss) income attributable to the non-controlling interest shareholders	1,122	172	1,660	(8)
Net income attributable to the Company	173,324	26,563	292,170	65,358
Net income attributable to ordinary shareholders of the Company	173,324	26,563	292,170	50,544
Net income attributable to the Company	173,324	26,563	292,170	65,358
Foreign currency translation adjustment	(40,239)	(6,167)	10,641	(11,782)
Total comprehensive income attributable to the Company	¥ 133,085	$ 20,396	¥ 302,811	¥ 53,576
Net income per share attributable to ordinary shareholders of the Company:
-Basic | (per share)	¥ 0.83	$ 0.13	¥ 1.40	¥ 0.70
-Diluted | (per share)	¥ 0.80	$ 0.12	¥ 1.35	¥ 0.64
Weighted average number of ordinary shares used in calculating net income per share
-Basic | shares	208,812,049	208,812,049	208,156,507	71,771,033
-Diluted | shares	215,623,773	215,623,773	215,855,577	79,590,780
Series A Preferred Shares
Operating expenses:
Accretion of Series A Preferred Shares				¥ (6,563)
Cumulative dividend				(7,631)
Class B Ordinary Shares
Operating expenses:
Cumulative dividend				¥ (620)